PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment, net

Property and equipment, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Office and electronic equipment	11,200,226	13,832,466
Leasehold improvements	11,040,082	13,785,017
Property and Equipment	22,240,308	27,617,483
Accumulated depreciation	(10,794,760)	(16,431,324)
Property and Equipment, net	11,445,548	11,186,159

Depreciation expenses on property and equipment were allocated to the following expense items:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	525,956	821,401	948,069
Selling and marketing expenses	997,224	1,511,562	2,381,693
Technology and development expenses	845,318	1,176,602	2,640,921
General and administrative expenses	251,184	393,071	734,443
Total depreciation expenses	2,619,682	3,902,636	6,705,126